Related party transactions - Schedule of related party loans (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Beginning balance	$ 289,828	$ 218,276	$ 885,213
Additions			310,684
Accrued interest	8,448	4,581	26,363
Transferred to convertible debentures			(192,561)
Converted into common shares			(649,500)
Converted into warrants			(19,858)
Repayment of loans	(80,000)	(222,857)	(70,513)
Ending balance	218,276	0	289,828
Loans from CEO [Member]
Disclosure of transactions between related parties [line items]
Beginning balance	229,918	207,092	612,171
Additions			309,912
Accrued interest	7,174	4,513	22,706
Transferred to convertible debentures			0
Converted into common shares			(649,500)
Converted into warrants			(19,858)
Repayment of loans	(30,000)	(211,605)	(45,513)
Ending balance	207,092	0	229,918
Employee loan [Member]
Disclosure of transactions between related parties [line items]
Beginning balance	59,910	11,184	81,253
Additions			0
Accrued interest	1,274	68	3,657
Transferred to convertible debentures			0
Converted into common shares			0
Converted into warrants			0
Repayment of loans	(50,000)	(11,252)	(25,000)
Ending balance	11,184	0	59,910
Loans from investors [Member]
Disclosure of transactions between related parties [line items]
Beginning balance	0	$ 0	191,789
Additions			772
Accrued interest	0		0
Transferred to convertible debentures			(192,561)
Converted into common shares			0
Converted into warrants			0
Repayment of loans	0		0
Ending balance	$ 0		$ 0